Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEW COVENANT FUNDS
Entity Central Index Key	0001070222
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000074154
Shareholder Report [Line Items]
Fund Name	New Covenant Growth Fund
Trading Symbol	NCGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Covenant Growth Fund (the "Fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Growth Fund	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
AssetsNet	$ 547,280,000
Holdings Count | Holding	1,505
Advisory Fees Paid, Amount	$ 639
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$547,280	1,505	$639	3%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Cash Equivalent	0.8%
Utilities	1.8%
Real Estate	2.2%
Materials	2.6%
Energy	3.2%
Consumer Staples	5.0%
Communication Services	8.3%
Industrials	9.0%
Health Care	10.8%
Consumer Discretionary	11.7%
Financials	14.1%
Information Technology	30.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	6.2%
NVIDIA Corp	5.7%
Microsoft Corp	5.7%
Amazon.com Inc	3.5%
Meta Platforms Inc, Cl A	2.1%
Broadcom Inc	2.0%
Tesla Inc	2.0%
Alphabet Inc, Cl A	1.8%
Alphabet Inc, Cl C	1.5%
Berkshire Hathaway Inc, Cl B	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000074155
Shareholder Report [Line Items]
Fund Name	New Covenant Income Fund
Trading Symbol	NCICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Covenant Income Fund (the "Fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Income Fund	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 339,479,000
Holdings Count | Holding	877
Advisory Fees Paid, Amount	$ 477
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$339,479	877	$477	171%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Sovereign Debt	0.3%
Consumer Staples	0.3%
Information Technology	0.3%
Real Estate	0.6%
Municipal Bonds	0.8%
Energy	0.8%
Communication Services	1.1%
Cash Equivalent	1.3%
Industrials	1.5%
Consumer Discretionary	1.6%
Health Care	1.6%
Utilities	2.4%
Financials	7.4%
Asset-Backed Securities	8.9%
U.S. Treasury Obligations	37.2%
Mortgage-Backed Securities	42.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.375%	12/31/29	13.0%
U.S. Treasury Notes	4.250%	12/31/26	5.8%
U.S. Treasury Notes	4.125%	11/30/29	3.8%
U.S. Treasury Notes	4.250%	11/15/34	3.2%
U.S. Treasury Notes	4.000%	01/31/29	3.0%
U.S. Treasury Notes	4.000%	07/31/29	2.3%
FNMA	2.000%	01/15/55	1.7%
FNMA	4.000%	01/15/55	1.2%
U.S. Treasury Notes	4.250%	11/30/26	1.2%
U.S. Treasury Notes	4.000%	02/15/34	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000013702
Shareholder Report [Line Items]
Fund Name	New Covenant Balanced Growth Fund
Trading Symbol	NCBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Covenant Balanced Growth Fund (the "Fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Balanced Growth Fund	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
AssetsNet	$ 356,795,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$356,795	3	$-	4%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.8%
Affiliated Investment Funds	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
New Covenant Growth FundFootnote Reference**	61.5%
New Covenant Income FundFootnote Reference**	37.6%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000074153
Shareholder Report [Line Items]
Fund Name	New Covenant Balanced Income Fund
Trading Symbol	NCBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New Covenant Balanced Income Fund (the "Fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.
Additional Information Phone Number	877-835-4531
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Balanced Income Fund	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 76,106,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$76,106	3	$-	3%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.8%
Affiliated Investment Funds	98.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
New Covenant Income FundFootnote Reference**	62.5%
New Covenant Growth FundFootnote Reference**	36.0%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Cash Equivalents are not shown in the top ten chart.